Other operating income (Tables)	3 Months Ended
Apr. 30, 2019
Analysis of income and expense [abstract]
Other operating income

	Three months ended April 30, 2019	Three months ended April 30, 2018
Analysis of other operating income by category	£000s	£000s
Income recognized in respect of BARDA	4,619	3,283
Grant income	247	103
Research and development credit	5	65
Other income	—	4
	4,871	3,455